Notes Payable (Tables)	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Summary of Company Issued and Publicly Sold Unsecured Senior Notes
The Company issued and publicly sold unsecured senior notes, the details of each tranche are shown as below:

	Issue date	Principal amount (US$ million)	Mature date	Effective interest rate
2022 Ten-year Notes	November 28, 2012	750	November 28, 2022	3.59%
2019 Notes	June 9, 2014	1,000	June 9, 2019	3.00	% (i)
2020 Notes	June 30, 2015	750	June 30, 2020	3.13	% (i)
2025 Ten-year Notes	June 30, 2015	500	June 30, 2025	4.22%
2022 Five-year Notes	July 6, 2017	900	July 6, 2022	3.08%
2027 Notes	July 6, 2017	600	July 6, 2027	3.73%
2023 Notes	March 29, 2018	1,000	September 29, 2023	3.99%
2028 March Notes	March 29, 2018	500	March 29, 2028	4.50%
2024 Notes	November 14, 2018	850	May 14, 2024	4.51%/4.54%
2028 November Notes	November 14, 2018	400	November 14, 2028	4.99%
2025 Five-year Notes	April 7, 2020	600	April 7, 2025	3.22%
2030 Notes	April 7, 2020	400	April 7, 2030	3.54%

(i)	The 2019 Notes and 2020 Notes were fully repaid when they became due.

Principal Amount and Unamortized Discount and Debt Issuance Costs
The principal amount and unamortized discount and debt issuance costs as of December 31, 2019 and June 30, 2020 are as follows:

	As of December 31, 2019	As of June 30, 2020
	RMB	RMB	US$
	(In millions)
		(unaudited)
Principal amount	43,519	45,923	6,500
Unamortized discount and debt issuance cost	(210)	(242)	(34)

	43,309	45,681	6,466